SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)				12 Months Ended
		Aug. 03, 2026 USD ($) $ / shares shares	Mar. 27, 2026 $ / shares	Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2024 USD ($)	Sep. 22, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) shares	May 31, 2026 USD ($)	May 31, 2026 CNY (¥)	Mar. 26, 2026 $ / shares	Dec. 30, 2025 USD ($)	Dec. 29, 2025 USD ($)	Jun. 27, 2025 $ / shares	Jun. 30, 2023 USD ($)
Product Information [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio			100
Capital Units, Value														$ 1,750,000,000	$ 50,000
Common Stock, Shares Authorized | shares	[1]					25,000
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.01			$ 2	[1]						$ 0.0001			$ 0.0001
Insurance				$ 70,000						¥ 500,000
Deposits											$ 2,654,150	¥ 19,000,000
Interest rate on deposits											3.20%	3.20%
Notes receivable						$ 29,544
Allowance for credit loss				$ 192,074		393,469		$ 254,612									$ 113,202
Intangible assets estimated economic useful lives				50 years						50 years
Notes payable				$ 704,753
Interest costs incurred				$ 246,488		212,314		$ 208,751
VAT rate				13.00%
Credit risk				$ 5,600,000		9,300,000
Accounts receivable				12,602,280		$ 15,911,272				¥ 12,100,000
Trade Accounts Receivable [Member]
Product Information [Line Items]
Accounts receivable				$ 1,800,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | State-Owned Enterprises [Member]
Product Information [Line Items]
Concentration risk, percentage				44.00%		58.00%
Minimum [Member]
Product Information [Line Items]
Percentage of total contract price				90.00%
Expiration of warranty period				3.00%
Line of credit facility expiration period				1 year
Product warranty liquidation proceeds percentage				3.00%						3.00%
Annual interest rate				3.00%						3.00%
Maximum [Member]
Product Information [Line Items]
Percentage of total contract price				97.00%
Expiration of warranty period				10.00%
Line of credit facility expiration period				5 years
Product warranty liquidation proceeds percentage				10.00%						10.00%
Annual interest rate				5.00%						5.00%
Common Class A [Member]
Product Information [Line Items]
Common Stock, Shares Authorized | shares	[1]			15,750,000						15,750,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.002	[1]											0.0001
Common Class B [Member]
Product Information [Line Items]
Common Stock, Shares Authorized | shares	[1]			1,750,000						1,750,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.002	[1]											$ 0.0001
Subsequent Event [Member]
Product Information [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio		200
Capital Units, Value		$ 35,000
Subsequent Event [Member] | Common Class A [Member]
Product Information [Line Items]
Capital Units, Value									$ 3,150,000,000
Common Stock, Shares Authorized | shares		15,750,000							3,150,000,000
[custom:CommonStockSharesAuthorizedValue-0]									$ 35,000
Subsequent Event [Member] | Common Class B [Member]
Product Information [Line Items]
Capital Units, Value									$ 350,000,000
Common Stock, Shares Authorized | shares		1,750,000							350,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.002							$ 0.00001
Yangzhou Bangshijie Kitchen Appliance Co Ltd [Member]
Product Information [Line Items]
Equity interest				10.00%						10.00%
Nanjing Bangshijie Kitchen Appliance Co Ltd [Member]
Product Information [Line Items]
Equity interest				5.00%						5.00%

[1]	The shares data are presented on a retroactive basis to reflect the 1-for-100 share consolidation effective March 27, 2026, and the 1-for-200 share consolidation effective August 3, 2026. (Notes 14 and 19).